Short-Term and Long-Term Bank Loans (Long-Term Bank Loans Maturity) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Fiscal 2015	$ 540	3,350
Fiscal 2016	540	3,350
Fiscal 2017	532	3,300
Fiscal 2018	0	0
Fiscal 2019	$ 0	0